Share-based payments - Stock options (Details) - Options - ElectraMeccanica Vehicles Corp	12 Months Ended
Dec. 31, 2023 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	30,000,000
Expiration period (in years)	10 years
Exercise period	90 days
Number of common share per award	1